Victory Funds

Victory Variable Insurance Diversified Stock Fund

Supplement dated December 30, 2019

to the Prospectus dated April 16, 2019 (“Prospectus”)

1.              The following information is added to the section titled “Portfolio Managers” found on page 4 of the Prospectus.

	Title	Tenure with the Fund
Tony Y. Dong, CFA	Chief Investment Officer	December 2019
Robert E. Crosby, CFA	Senior Portfolio Manager	December 2019
Gavin Hayman, CFA	Senior Portfolio Manager	December 2019

2.              The following information is added to the section titled “Portfolio Management” found on page 11 of the Prospectus.

Tony Y. Dong is the Chief Investment Officer of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Dong was Vice Chairman and Chief Investment Officer of Munder Capital Management, where he was employed since 1988. Mr. Dong is a portfolio manager of the Fund. Mr. Dong is a CFA charterholder.

Robert E. Crosby is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Crosby was Senior Portfolio Manager of Munder Capital Management, where he held various positions since 1993. Mr. Crosby is a portfolio manager of the Fund. Mr. Crosby is a CFA charterholder.

Gavin Hayman is a Senior Portfolio Manager of Munder and has been with the Adviser since 2014 when the Adviser acquired Munder Capital Management. Prior to that, Mr. Hayman was an Equity Analyst of Munder Capital Management from 2010 to 2014. From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company. Mr. Hayman is a portfolio manager of the Fund. Mr. Hayman is a CFA charterholder.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated December 31, 2019

to the Statement of Additional Information

dated April 16, 2019 (“SAI”), as supplemented

The following information is added to the table titled “Other Accounts” found on page 37 of the SAI.

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Total Assets Managed (In Millions)
Tony Y. Dong	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Robert E. Crosby	$2,020.12	6	$—	0	$709.67	40	$2,729.79

Gavin Hayman	$2,020.12	6	$—	0	$709.67	40	$2,729.79

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.